Investments in Associates and Joint Ventures (Details) - Schedule of Investments Joint Ventures - Joint Ventures [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments in Associates and Joint Ventures (Details) - Schedule of Investments Joint Ventures [Line Items]
Carrying amount	S/ 10,644	S/ 12,163
Logistica Quimicos del Sur S.A.C. [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of Investments Joint Ventures [Line Items]
Class of share	Common
Interest in capital	50.00%	50.00%
Carrying amount	S/ 10,536	S/ 12,049
Others [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of Investments Joint Ventures [Line Items]
Interest in capital
Carrying amount	S/ 108	S/ 114